UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended          December 31, 2005

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD           February 3, 2006

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      50

 Form 13F Information Table Value Total:      $      745,023
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]

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
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        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>

 AGL RESOURCES INC.         COM      001204106  5,918     170,000  SH       SOLE           170,000
 AIR PRODUCTS & CHEMICA     COM      009158106  7,399     125,000  SH       SOLE           125,000
 ALON USA ENERGY INC.       COM      020520102   118       6,000   SH       SOLE            6,000
 AMERADA HESS CORP          COM      023551104  8,243      65,000  SH       SOLE           65,000
 APACHE CORP.               COM      037411105  12,128    177,000  SH       SOLE           177,000
 AQUA AMERICA, INC.         COM      03836W103  10,778    394,799  SH       SOLE           394,799
 ARCH COAL INC.             COM      039380100  15,900    200,000  SH       SOLE           200,000
 BAKER HUGHES, INC..        COM      057224107  7,901     130,000  SH       SOLE           130,000
 BJ SERVICES CO.            COM      055482103  27,136    740,000  SH       SOLE           740,000
 BP P.L.C.              SPONSORED ADR055622104  38,532    600,000  SH       SOLE           600,000
 BURLINGTON RESOURCES I     COM      122014103  21,274    246,800  SH       SOLE           246,800
 CHEVRON CORP.              COM      166764100  36,049    635,000  SH       SOLE           635,000
 CONOCOPHILLIPS             COM      20825C104  29,672    510,000  SH       SOLE           510,000
 CONSOL ENERGY INC.         COM      20854P109  11,648    178,700  SH       SOLE           178,700
 DEVON ENERGY CORP.         COM      25179M103  22,202    355,000  SH       SOLE           355,000
 DUKE ENERGY CORP.          COM      264399106  5,974     217,624  SH       SOLE           217,624
 DUPONT EI DE NEMOURS       COM      263534109  6,694     157,500  SH       SOLE           157,500
 ENERGEN CORP.              COM      29265N108  14,528    400,000  SH       SOLE           400,000
 EOG RESOURCES INC.         COM      26875P101  25,312    345,000  SH       SOLE           345,000
 EQUITABLE RESOURCES IN     COM      294549100  16,511    450,000  SH       SOLE           450,000
 EXXON MOBIL CORP.          COM      30231G102  64,034   1,140,000 SH       SOLE          1,140,000
 GENERAL ELECTRIC CO.       COM      369604103  15,941    454,800  SH       SOLE           454,800
 GLOBALSANTAFE CORP.        COM      G3930E101  13,963    290,000  SH       SOLE           290,000
 GRANT PRIDECO INC          COM      38821G101  13,589    308,000  SH       SOLE           308,000
 HERCULES OFFSHORE, INC     COM      427093109  3,579     126,000  SH       SOLE           126,000
 HOLLY CORP.            COM PAR $0.01435758305  12,363    210,000  SH       SOLE           210,000
 KERR-MCGEE CORP.           COM      492386107  9,781     107,647  SH       SOLE           107,647
 KEYSPAN CORP.              COM      49337W100  2,498      70,000  SH       SOLE           70,000
 MARTIN MARIETTA MATERI     COM      573284106  3,069      40,000  SH       SOLE           40,000
 MDU RESOURCES GROUP, I     COM      552690109  8,185     250,000  SH       SOLE           250,000
 MURPHY OIL CORP.           COM      626717102  13,843    256,400  SH       SOLE           256,400
 NABORS INDUSTRIES, LTD     COM      G6359F103  19,695    260,000  SH       SOLE           260,000
 NATIONAL FUEL GAS CO.      COM      636180101  6,238     200,000  SH       SOLE           200,000
 NEW JERSEY RESOURCES C     COM      646025106  8,378     200,000  SH       SOLE           200,000
 NEWFIELD EXPLORATION C     COM      651290108  8,762     175,000  SH       SOLE           175,000
 NOBLE CORP                 COM      G65422100  13,050    185,000  SH       SOLE           185,000
 NOBLE ENERGY INC.          COM      655044105  17,329    430,000  SH       SOLE           430,000
 OCCIDENTAL PETROLEUM C     COM      674599105  15,976    200,000  SH       SOLE           200,000
 PIONEER NATURAL RESOUR     COM      723787107  12,817    250,000  SH       SOLE           250,000
 PRECISION DRILLING TRU   TR UNIT    740215108  9,870     300,000  SH       SOLE           300,000
 QUESTAR CORP               COM      748356102  15,140    200,000  SH       SOLE           200,000
 ROHM & HAAS CO.            COM      775371107  9,684     200,000  SH       SOLE           200,000
 ROYAL DUTCH SHELL PLC-SPONSORED ADRA780259206  16,910    275,000  SH       SOLE           275,000
 SCHLUMBERGER LTD           COM      806857108  27,202    280,000  SH       SOLE           280,000
 SMURFIT-STONE CONTAINE     COM      832727101  4,251     300,000  SH       SOLE           300,000
 TOTAL S.A.             SPONSORED ADR89151E109  15,168    120,000  SH       SOLE           120,000
 VALERO ENERGY CORP.        COM      91913Y100  12,384    240,000  SH       SOLE           240,000
 WEATHERFORD INT'L. LTD     COM      G95089101  17,867    493,560  SH       SOLE           493,560
 WILLIAMS COMPANIES, IN     COM      969457100  10,426    450,000  SH       SOLE           450,000
 XTO ENERGY                 COM      98385X106  19,114    435,000  SH       SOLE           435,000
                                                745,023
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